Lease Obligation - Schedule of Future Minimum Payments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments [Abstract]
2026	$ 68,000	$ 70,579
2027	34,000	70,579
2028		35,289
Total lease payments	136,000	176,447
Less : imputed interest	(5,000)	(8,640)
Total	$ 131,000	$ 167,000